INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED MAY 17, 2023 TO THE
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 26, 2022, OF:
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
(each a “Fund,” and collectively, the “Funds”)
Effective after the close of markets on June 6, 2023, each Fund’s ticker symbol will change as set forth in the table below:
Name	Current Ticker Symbol	New Ticker Symbol
Invesco S&P 500® Equal Weight Communication Services ETF	EWCO	RSPC
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	RCD	RSPD
Invesco S&P 500® Equal Weight Consumer Staples ETF	RHS	RSPS
Invesco S&P 500® Equal Weight Energy ETF	RYE	RSPG
Invesco S&P 500® Equal Weight Financials ETF	RYF	RSPF
Invesco S&P 500® Equal Weight Health Care ETF	RYH	RSPH
Invesco S&P 500® Equal Weight Industrials ETF	RGI	RSPN
Invesco S&P 500® Equal Weight Materials ETF	RTM	RSPM
Invesco S&P 500® Equal Weight Real Estate ETF	EWRE	RSPR
Invesco S&P 500® Equal Weight Technology ETF	RYT	RSPT
Invesco S&P 500® Equal Weight Utilities ETF	RYU	RSPU

Therefore, all references to the Funds’ current ticker symbols in the Prospectuses and the Statement of Additional Information will be replaced with their new ticker symbols at that time.
Please Retain This Supplement For Future Reference.
TRUST I-SUMSTATSOAI-SUP 051723